Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plan

10. Employee Benefit Plan

The Company sponsors a defined contribution 401(k) retirement plan covering all eligible employees.
Qualified employees may elect to contribute to our 401(k) Plan on a pre-tax basis. The maximum amount of employee contribution is subject only to statutory limitations. Beginning in 2005 the Company made contributions at a rate of 25% of the first 4% of employee compensation contributed. Starting on January 1, 2014, the Company began making contributions at a rate of 50% on an additional 2% of contributions made by employees, up to 6%. As a result, the Company is currently matching 25% of the first 4% of employee contributions and 50% of employee contributions between 4% and 6%. The Company contributed $0.6 million, $0.3 million and $0.3 million to the 401(k) Plan for the years ended December 31, 2014, 2013, and 2012, respectively.

Qualitytech, LP [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plan

10. Employee Benefit Plan

The Company sponsors a defined contribution 401(k) retirement plan covering all eligible employees.
Qualified employees may elect to contribute to our 401(k) Plan on a pre-tax basis. The maximum amount of employee contribution is subject only to statutory limitations. Beginning in 2005 the Company made contributions at a rate of 25% of the first 4% of employee compensation contributed. Starting on January 1, 2014, the Company began making contributions at a rate of 50% on an additional 2% of contributions made by employees, up to 6%. As a result, the Company is currently matching 25% of the first 4% of employee contributions and 50% of employee contributions between 4% and 6%. The Company contributed $0.6 million, $0.3 million and $0.3 million to the 401(k) Plan for the years ended December 31, 2014, 2013, and 2012, respectively.